Issued capital and reserves (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Detailed Information of Ordinary Share Capital

	Six months to June 30, 2020 Unaudited		Six months to June 30, 2019 Unaudited		Year ended December 31, 2019 Audited
	£	’000	£	’000	£	’000

Ordinary share capital
Balance at beginning of year/period		294		214		214
Issuances in the period		722		80		80

Nominal share capital at end of year/period		1,016		294		294

Ordinary shares issued and fully paid
At January 1, 2020						97,959,622
Issued on February 11, 2020 for Securities Purchase Agreement with Aspire Capital						11,432,925
Issued on February 11, 2020 for Securities Purchase Agreement with Aspire Capital						2,862,595
Issued on February 20, 2020 for Securities Purchase Agreement with Boxer Capital						12,252,715
Issued on June 4, 2020 for private placement of ordinary shares						89,144,630
Issued on June 30, 2020 for conversion of loan notes						125,061,475

At June 30, 2020						338,713,962

Nominal value at June 30, 2020 (£)						0.003
Issued capital at June 30, 2020 (£)						1,016,142

Ordinary shares issued and fully paid
At January 1, 2019	71,240,272
Issued on April 23, 2019 for OncoMed acquisition	24,783,320
Issued on June 21, 2019 for conversion of loan note	1,936,030
At June 30, 2019	97,959,622
Nominal value at June 30, 2019 (£)	0.003
Issued capital at June 30, 2019 (£)	293,879

Ordinary shares issued and fully paid
At July 1, 2019	97,959,622
At December 31, 2019	97,959,622
Nominal value at December 31, 2019 (£)	0.003
Issued capital at December 31, 2019 (£)	293,879

Summary of Share Premium

£’000
Share premium
At January 1, 2020 – Audited	121,684
Issued on February 11, 2020 for Securities Purchase Agreement with Aspire Capital	2,287
Issued on February 11, 2020 for Securities Purchase Agreement with Aspire Capital	224
Transaction costs for issued share capital	(147)
Issued on February 20, 2020 for Securities Purchase Agreement with Boxer Capital	2,267
Transaction costs for issued share capital	(31)
Issued on June 4, 2020 for private placement of ordinary shares	15,244
Transaction costs for issued share capital	(1,129)
Issued on June 30, 2020 for conversion of the Loan Notes	21,386

At June 30, 2020 – Unaudited	161,785

Share premium
At January 1, 2019 – Audited	118,492
Issued on June 21, 2019 for conversion of Novartis loan note	3,953
Transaction costs for issued share capital	(761)

At June 30, 2019 – Unaudited	121,684

At December 31, 2019 – Audited	121,684

Summary of Other Capital Reserves
Other capital reserves

	Other Reserves £’000	Share- based payments £’000	Equity component of convertible loan £’00	Warrants issued for TAP funding £’000	Merger reserve £’000	Total £’000
At January 1, 2020 Audited	—	18,285	—	44	40,818	59,147
Share-based payments expense during the period	—	1,061	—	—	—	1,061
Shares issued	—	(150)	—	—	—	(150)
Equity component of the Novartis convertible loan instrument and warrants	—	—	1,084	—	—	1,084
Conversion of the Loan Notes following the Resolutions passing on 30 June 2020	33,104	—	—	—	—	33,104
Reclassification of the remaining embedded derivative following the Resolutions passing	—	—	33,481	—	—	33,481

At June 30, 2020 Unaudited	33,104	19,196	34,565	44	40,818	127,727

	Shares to be issued £’000	Share- based payments £’000	Equity component of convertible loan £’000	Warrants issued for TAP funding £’000	Merger Reserve £’000	Total £’000
At January 1, 2019 Audited	1,590	16,649	310	44	—	18,593
Share-based payments expense during the period	—	493	—	—	—	493
Shares issued	(1,590)					(1,590)
Equity component of convertible loan instrument	—	—	(310)	—	—	(310)
Issue of share capital on April 23, 2019 for acquisition of OncoMed	—	—	—	—	40,818	40,818

At June 30, 2019 Unaudited	—	17,142	—	44	40,818	58,004

Share-based payments expense during the period	—	1,143	—	—	—	1,143

At December 31, 2019 Audited	—	18,285	—	44	40,818	59,147